OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Accounts Receivable and Prepaid Expenses
Other current accounts receivable and prepaid expenses consisted of the following at December 31, 2025 and 2024, respectively:

	December 31, 2025	December 31, 2024
Government authorities	$355	$1,501
Prepaid expenses	275	1,037
Advances to suppliers	5	4,587
Other receivables	56	33
Total	$691	$7,158